World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2014

Dates Covered
Collections Period	06/01/14 - 06/30/14
Interest Accrual Period	06/16/14 - 07/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/14	545,316,577.97	35,883
Yield Supplement Overcollateralization Amount at 05/31/14	7,827,764.87	0
Receivables Balance at 05/31/14	553,144,342.84	35,883
Principal Payments	24,699,611.18	1,336
Defaulted Receivables	894,320.04	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/14	7,342,789.47	0
Pool Balance at 06/30/14	520,207,622.15	34,506

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	7,036,809.80	590
Past Due 61-90 days	1,520,800.94	116
Past Due 91 + days	358,139.25	22
Total	8,915,749.99	728

Total 31+ Delinquent as % Ending Pool Balance	1.71%

Recoveries	547,771.10

Aggregate Net Losses/(Gains) - June 2014	346,548.94

Overcollateralization Target Amount	23,409,343.00
Actual Overcollateralization	23,409,343.00

Weighted Average APR	3.55%
Weighted Average APR, Yield Adjusted	4.40%
Weighted Average Remaining Term	47.70

Flow of Funds	$ Amount

Collections	26,813,058.55
Advances	12.22
Investment Earnings on Cash Accounts	673.32
Servicing Fee	(460,953.62)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	26,352,790.47

Distributions of Available Funds
(1) Class A Interest	261,878.09
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	569,709.81
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,409,343.00
(7) Distribution to Certificateholders	2,094,008.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,352,790.47

Servicing Fee	460,953.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 06/16/14	520,777,331.96
Principal Paid	23,979,052.81
Note Balance @ 07/15/14	496,798,279.15

Class A-1
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-2
Note Balance @ 06/16/14	136,886,331.96
Principal Paid	23,979,052.81
Note Balance @ 07/15/14	112,907,279.15
Note Factor @ 07/15/14	41.0571924%

Class A-3
Note Balance @ 06/16/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	270,000,000.00
Note Factor @ 07/15/14	100.0000000%

Class A-4
Note Balance @ 06/16/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	94,934,000.00
Note Factor @ 07/15/14	100.0000000%

Class B
Note Balance @ 06/16/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	18,957,000.00
Note Factor @ 07/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	279,729.27
Total Principal Paid	23,979,052.81
Total Paid	24,258,782.08

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	49,050.94
Principal Paid	23,979,052.81
Total Paid to A-2 Holders	24,028,103.75

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3094723
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.5286996
Total Distribution Amount	26.8381719

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1783671
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	87.1965557
Total A-2 Distribution Amount	87.3749228

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	23.76
Noteholders' Principal Distributable Amount	976.24

Account Balances	$ Amount

Advances
Balance as of 05/31/14	76,085.43
Balance as of 06/30/14	76,097.65
Change	12.22

Reserve Account
Balance as of 06/16/14	2,311,742.39
Investment Earnings	57.00
Investment Earnings Paid	(57.00)
Deposit/(Withdrawal)	-
Balance as of 07/15/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39